Non-Current Assets - Prepayments - Summary of Non-Current Assets - Prepayments (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Insurance	$ 53,535	$ 110,295
Total non-current prepayments	$ 53,535	$ 110,295